As filed with the Securities and Exchange Commission on October 21, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2019 – August 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

JAGUAR INTERNATIONAL PROPERTY FUND

JAGUAR GLOBAL PROPERTY FUND

Semi-Annual Report
August 31, 2019
(Unaudited)

JAGUAR INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2019

Shares	Security Description	Value
Common Stock - 92.5%
Australia - 11.1%
71,500	Mirvac Group REIT	$153,604
66,970	Stockland Corp., Ltd. REIT	203,856
28,170	The GPT Group REIT	121,225
69,100	Vicinity Centres Re, Ltd. REIT	120,527
		599,212
Belgium - 3.4%
1,580	VGP NV	141,351
210	Warehouses de Pauw CVA REIT	39,098
		180,449
China - 7.6%
58,000	China Overseas Land & Investment, Ltd.	183,460
34,000	China Resources Land, Ltd.	138,335
101,992	KWG Group Holdings, Ltd.	88,848
		410,643
France - 3.2%
1,100	Gecina SA REIT	174,331
Germany - 7.7%
2,880	ADO Properties SA (a)	118,128
5,988	Vonovia SE	298,124
		416,252
Hong Kong - 13.5%
99,800	Hang Lung Properties, Ltd.	225,557
43,000	Hysan Development Co., Ltd.	174,130
49,000	Kerry Properties, Ltd.	165,304
132,975	New World Development Co., Ltd.	165,871
		730,862
Japan - 17.6%
7,000	Daiwa House Industry Co., Ltd.	219,551
11,000	Mitsui Fudosan Co., Ltd.	263,623
6,000	Sumitomo Realty & Development Co., Ltd.	225,632
38,900	Tokyu Fudosan Holdings Corp.	241,306
		950,112
Netherlands - 3.8%
1,550	Unibail-Rodamco-Westfield REIT	202,890
Singapore - 6.2%
24,600	City Developments, Ltd.	169,820
31,000	UOL Group, Ltd.	164,187
		334,007
Spain - 3.1%
12,566	Merlin Properties Socimi SA REIT	167,938
Sweden - 3.0%
9,700	Fabege AB	162,232
Thailand - 2.8%
423,000	Land & Houses PCL, NVDR	149,428
United Kingdom - 9.5%
14,447	Great Portland Estates PLC REIT	122,386
16,400	The British Land Co. PLC REIT	101,733
8,200	The UNITE Group PLC REIT	104,467
49,400	Urban & Civic PLC	184,537
		513,123
Total Common Stock (Cost $4,772,076)		4,991,479
Investments, at value - 92.5% (Cost $4,772,076)		$4,991,479
Other Assets & Liabilities, Net - 7.5%		406,488
Net Assets - 100.0%		$5,397,967
NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $118,128 or 2.2% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,991,479
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$4,991,479

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

PORTFOLIO HOLDINGS
% of Total Net Assets
Australia	11.1%
Belgium	3.4%
China	7.6%
France	3.2%
Germany	7.7%
Hong Kong	13.5%
Japan	17.6%
Netherlands	3.8%
Singapore	6.2%
Spain	3.1%
Sweden	3.0%
Thailand	2.8%
United Kingdom	9.5%
Other Assets & Liabilities, Net	7.5%
100.0%

See Notes to Financial Statements.

JAGUAR INTERNATIONAL PROPERTY FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2019

ASSETS
Investments, at value (Cost $4,772,076)	$4,991,479
Cash	399,667
Receivables:
Dividends and interest	15,381
From investment adviser	8,510
Prepaid expenses	8,468
Total Assets	5,423,505

LIABILITIES
Payables:
Foreign capital gains tax payable	415
Accrued Liabilities:
Trustees’ fees and expenses	95
Fund services fees	6,626
Other expenses	18,402
Total Liabilities	25,538

NET ASSETS	$5,397,967

COMPONENTS OF NET ASSETS
Paid-in capital	$5,901,801
Distributable earnings	(503,834)
NET ASSETS	$5,397,967

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	636,397

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$8.48

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.

JAGUAR INTERNATIONAL PROPERTY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED AUGUST 31, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $11,735)	$121,322
Interest income	1,506
Total Investment Income	122,828

EXPENSES
Investment adviser fees	20,945
Fund services fees	44,908
Custodian fees	5,021
Registration fees	5,952
Professional fees	15,397
Trustees' fees and expenses	1,547
Other expenses	11,561
Total Expenses	105,331
Fees waived and expenses reimbursed	(77,404)
Net Expenses	27,927

NET INVESTMENT INCOME	94,901

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	16,232
Foreign currency transactions	(782)
Net realized gain	15,450
Net change in unrealized appreciation (depreciation) on:
Investments	(106,950)
Deferred foreign capital gains taxes	(390)
Foreign currency translations	(289)
Net change in unrealized appreciation (depreciation)	(107,629)
NET REALIZED AND UNREALIZED LOSS	(92,179)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,722

See Notes to Financial Statements.

JAGUAR INTERNATIONAL PROPERTY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2019	For the Year Ended February 28, 2019
OPERATIONS
Net investment income	$94,901	$135,112
Net realized gain	15,450	83,643
Net change in unrealized appreciation (depreciation)	(107,629)	(496,710)
Increase (Decrease) in Net Assets Resulting from Operations	2,722	(277,955)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	–	(198,953)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	–	198,953
Redemption of shares	–	(256,490)
Decrease in Net Assets from Capital Share Transactions	–	(57,537)
Increase (Decrease) in Net Assets	2,722	(534,445)

NET ASSETS
Beginning of Period	5,395,245	5,929,690
End of Period	$5,397,967	$5,395,245
SHARE TRANSACTIONS
Reinvestment of distributions	–	25,474
Redemption of shares	–	(27,981)
Decrease in Shares	–	(2,507)

See Notes to Financial Statements.

JAGUAR INTERNATIONAL PROPERTY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six		For the Years Ended February 28,			March 31, 2015 (a)
	Months Ended					Through
	August 31, 2019		2019	2018	2017	February 29, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.48		$9.28	$8.48	$8.39	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.22	0.18	0.14	0.05
Net realized and unrealized gain (loss)	(0.15)		(0.69)	1.81	0.53	(1.23)
Total from Investment Operations	0.00		(0.47)	1.99	0.67	(1.18)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.33)	(1.19)	(0.58)	(0.43)
Total Distributions to Shareholders	–		(0.33)	(1.19)	(0.58)	(0.43)

NET ASSET VALUE, End of Period	$8.48		$8.48	$9.28	$8.48	$8.39
TOTAL RETURN	0.00	%(c)	(4.81)%	23.69%	8.50%	(12.09	)%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$5,398		$5,395	$5,930	$4,984	$4,910
Ratios to Average Net Assets:
Net investment income	3.40	%(d)	2.45%	1.96%	1.59%	0.55	%(d)
Net expenses	1.00	%(d)	1.00%	1.00%	1.00%	1.00	%(d)
Gross expenses (e)	3.77	%(d)	3.81%	3.74%	4.41%	8.26	%(d)
PORTFOLIO TURNOVER RATE	12	%(c)	20%	38%	30%	17	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

JAGUAR GLOBAL PROPERTY FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2019

Shares	Security Description	Value
Common Stock - 95.5%
Australia - 4.9%
75,600	Mirvac Group REIT	$162,412
45,500	Stockland Corp., Ltd. REIT	138,502
64,500	Vicinity Centres Re, Ltd. REIT	112,503
		413,417
Belgium - 2.0%
1,430	VGP NV	127,931
250	Warehouses de Pauw CVA REIT	46,545
		174,476
China - 3.3%
45,000	China Overseas Land & Investment, Ltd.	142,339
34,000	China Resources Land, Ltd.	138,335
		280,674
France - 1.7%
890	Gecina SA REIT	141,050
Germany - 2.9%
1,710	ADO Properties SA (a)	70,138
3,489	Vonovia SE	173,707
		243,845
Hong Kong - 6.3%
79,000	Hang Lung Properties, Ltd.	178,547
28,000	Hysan Development Co., Ltd.	113,387
30,000	Kerry Properties, Ltd.	101,207
116,817	New World Development Co., Ltd.	145,716
		538,857
Japan - 8.3%
5,100	Daiwa House Industry Co., Ltd.	159,959
8,000	Mitsui Fudosan Co., Ltd.	191,726
6,000	Sumitomo Realty & Development Co., Ltd.	225,632
21,500	Tokyu Fudosan Holdings Corp.	133,369
		710,686
Netherlands - 1.2%
770	Unibail-Rodamco-Westfield REIT	100,791
Singapore - 1.9%
23,700	City Developments, Ltd.	163,607
Spain - 1.5%
9,410	Merlin Properties Socimi SA REIT	125,759
Sweden - 1.9%
9,490	Fabege AB	158,720
United Kingdom - 4.1%
11,054	Great Portland Estates PLC REIT	93,642
6,710	The UNITE Group PLC REIT	85,485
46,327	Urban & Civic PLC	173,058
		352,185
United States - 55.5%
4,220	Agree Realty Corp. REIT	315,192
8,570	American Homes 4 Rent, Class A REIT	219,221
9,580	Americold Realty Trust REIT	348,904
1,590	AvalonBay Communities, Inc. REIT	337,970
1,270	Boston Properties, Inc. REIT	163,093
6,190	CareTrust REIT, Inc.	147,260
4,437	Cousins Properties, Inc. REIT	153,964
4,320	Douglas Emmett, Inc. REIT	182,304
1,800	Equity LifeStyle Properties, Inc. REIT	242,496
1,460	Extra Space Storage, Inc. REIT	178,003
6,650	Healthcare Trust of America, Inc., Class A REIT	188,594
1,450	Life Storage, Inc. REIT	153,642
1,780	Mid-America Apartment Communities, Inc. REIT	225,490
3,190	National Health Investors, Inc. REIT	264,642
3,486	NexPoint Residential Trust, Inc. REIT	161,750
Shares	Security Description	Value
United States - 55.5% (continued)
2,930	Prologis, Inc. REIT	$245,007
2,225	Regency Centers Corp. REIT	143,535
1,240	Simon Property Group, Inc. REIT	184,686
10,760	Summit Hotel Properties, Inc. REIT	120,082
1,400	Sun Communities, Inc. REIT	206,920
8,890	Sunstone Hotel Investors, Inc. REIT	116,815
4,130	Taubman Centers, Inc. REIT	161,276
5,100	Terreno Realty Corp. REIT	257,856
		4,718,702
Total Common Stock (Cost $7,459,798)		8,122,769
Investments, at value - 95.5% (Cost $7,459,798)		$8,122,769
Other Assets & Liabilities, Net - 4.5%		380,459
Net Assets - 100.0%		$8,503,228

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $70,138 or 0.8% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,122,769
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$8,122,769

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

PORTFOLIO HOLDINGS
% of Total Net Assets
Australia	4.9%
Belgium	2.0%
China	3.3%
France	1.7%
Germany	2.9%
Hong Kong	6.3%
Japan	8.3%
Netherlands	1.2%
Singapore	1.9%
Spain	1.5%
Sweden	1.9%
United Kingdom	4.1%
United States	55.5%
Other Assets & Liabilities, Net	4.5%
100.0%

See Notes to Financial Statements.

JAGUAR GLOBAL PROPERTY FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2019

ASSETS
Investments, at value (Cost $7,459,798)	$8,122,769
Cash	377,758
Receivables:
Fund shares sold	1,985
Dividends and interest	11,959
From investment adviser	8,932
Prepaid expenses	6,279
Total Assets	8,529,682

LIABILITIES
Payables:
Fund shares redeemed	1,015
Accrued Liabilities:
Trustees’ fees and expenses	139
Fund services fees	7,403
Other expenses	17,897
Total Liabilities	26,454

NET ASSETS	$8,503,228

COMPONENTS OF NET ASSETS
Paid-in capital	$7,762,017
Distributable earnings	741,211
NET ASSETS	$8,503,228

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	747,462

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$11.38

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.

JAGUAR GLOBAL PROPERTY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED AUGUST 31, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $7,005)	$147,663
Interest income	1,193
Total Investment Income	148,856

EXPENSES
Investment adviser fees	32,094
Fund services fees	47,486
Custodian fees	5,102
Registration fees	8,547
Professional fees	16,189
Trustees' fees and expenses	1,761
Other expenses	16,242
Total Expenses	127,421
Fees waived and expenses reimbursed	(88,909)
Net Expenses	38,512

NET INVESTMENT INCOME	110,344

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	47,418
Foreign currency transactions	(421)
Net realized gain	46,997
Net change in unrealized appreciation (depreciation) on:
Investments	311,024
Foreign currency translations	(121)
Net change in unrealized appreciation (depreciation)	310,903
NET REALIZED AND UNREALIZED GAIN	357,900
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$468,244

See Notes to Financial Statements.

JAGUAR GLOBAL PROPERTY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2019	For the Year Ended February 28, 2019
OPERATIONS
Net investment income	$110,344	$226,054
Net realized gain (loss)	46,997	(32,604)
Net change in unrealized appreciation (depreciation)	310,903	463,530
Increase in Net Assets Resulting from Operations	468,244	656,980

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	–	(232,363)

CAPITAL SHARE TRANSACTIONS
Sale of shares	282,939	1,364,071
Reinvestment of distributions	–	227,164
Redemption of shares	(511,316)	(935,296)
Redemption fees	–	312
Increase (Decrease) in Net Assets from Capital Share Transactions	(228,377)	656,251
Increase in Net Assets	239,867	1,080,868

NET ASSETS
Beginning of Period	8,263,361	7,182,493
End of Period	$8,503,228	$8,263,361

SHARE TRANSACTIONS
Sale of shares	25,257	129,962
Reinvestment of distributions	–	23,347
Redemption of shares	(45,142)	(87,053)
Increase (Decrease) in Shares	(19,885)	66,256

See Notes to Financial Statements.

JAGUAR GLOBAL PROPERTY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended February 28,		December 16,
	For the Six Months Ended August 31, 2019		2019	2018	2016 (a) Through February 28, 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.77		$10.24	$10.40	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.31	0.20	0.04
Net realized and unrealized gain	0.46		0.55	0.25 (c)	0.40
Total from Investment Operations	0.61		0.86	0.45	0.44

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.26)	(0.60)	(0.04)
Net realized gain	–		(0.07)	(0.01)	–
Total Distributions to Shareholders	–		(0.33)	(0.61)	(0.04)

REDEMPTION FEES(b)	–		0.00 (d)	–	–
NET ASSET VALUE, End of Period	$11.38		$10.77	$10.24	$10.40
TOTAL RETURN	5.66	%(e)	8.70%	4.02%	4.37	%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$8,503		$8,263	$7,182	$750
Ratios to Average Net Assets:
Net investment income	2.58	%(f)	2.92%	1.91%	1.98	%(f)
Net expenses	0.90	%(f)	0.90%	0.98%	1.00	%(f)
Gross expenses (g)	2.98	%(f)	3.15%	17.15%	33.40	%(f)
PORTFOLIO TURNOVER RATE	12	%(e)	21%	27%	17	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

JAGUAR FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2019

Note 1. Organization

Jaguar International Property Fund and Jaguar Global Property Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Jaguar International Property Fund and Jaguar Global Property Fund commenced operations on March 31, 2015, and December 16, 2016, respectively. Each Fund currently offers one class of shares: Institutional Shares. Each Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally. Prior to January 1, 2019, the Funds were named NWS International Property Fund and NWS Global Property Fund, respectively.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do

JAGUAR FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2019

not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of August 31, 2019, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains and foreign currency gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in Thailand on gains realized upon sale of Thai securities, payable upon repatriation of sales proceeds. Funds with exposure to Thai securities accrue a deferred liability for unrealized gains based on existing tax rates of the securities. As of August 31, 2019, the Jaguar International Property Fund recorded Thai capital gains tax in the amount of $0 which is included in the line item Net realized gain(loss) on investments and a deferred liability for potential future Thai capital gains taxes of $415 which is disclosed on the Statement of Assets and Liabilities.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits

JAGUAR FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2019

resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of August 31, 2019, the Jaguar International Property Fund and Jaguar Global Property Fund had $149,667 and $127,758, respectively, as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – Jaguar Listed Property LLC (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from each Fund at an annual rate of 0.75% of each Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.

Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

JAGUAR FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2019

Note 5. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse each Fund’s expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% and 0.90%, through June 30, 2020 for the Jaguar International Property Fund and Jaguar Global Property Fund, respectively. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended August 31, 2019, fees waived and/or reimbursed expenses were as follows:

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
Jaguar International Property Fund	$20,945	$50,435	$6,024	$77,404
Jaguar Global Property Fund	32,094	50,724	6,091	88,909

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of August 31, 2019, $438,292 and $448,514 is subject to recapture by the Adviser for the Jaguar International Property Fund and Jaguar Global Property Fund, respectively.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2019, were as follows:

	Purchases	Sales
Jaguar International Property Fund	$679,850	$585,222
Jaguar Global Property Fund	965,209	1,083,504

Note 7. Federal Income Tax

As of August 31, 2019, the cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jaguar International Property Fund	$577,365	$(357,962)	$219,403
Jaguar Global Property Fund	1,149,998	(487,027)	662,971

As of February 28, 2019, distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Jaguar International Property Fund	$59,300	$(314,203)	$(251,653)	$(506,556)
Jaguar Global Property Fund	25,624	(40,147)	287,490	272,967

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to investments in passive foreign investment companies (“PFIC”), REITS and wash sales.

As of February 28, 2019, the Jaguar International Property Fund had $51,957 of available short-term capital loss carryforwards and $262,246 of available long-term capital loss carryforwards that have no expiration date.

For tax purposes, the prior year post-October loss was $40,147 for Jaguar Global Property Fund (realized during the period November 1, 2018 through February 28, 2019). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, March 1, 2019.

JAGUAR FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2019

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

JAGUAR FUNDS

ADDITIONAL INFORMATION

AUGUST 31, 2019

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission's (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 through August 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Jaguar International Property Fund
Actual	$1,000.00	$1,000.00	$5.04	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Jaguar Global Property Fund
Actual	$1,000.00	$1,056.64	$4.67	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

JAGUAR INTERNATIONAL PROPERTY FUND

JAGUAR GLOBAL PROPERTY FUND

FOR MORE INFORMATION:

P.O. Box 588

Portland, ME 04112

(844) 218-5182 (toll free)

INVESTMENT ADVISER

Jaguar Listed Property LLC

390 Park Avenue, 4th Floor

New York, NY 10022

TRANSFER AGENT

Apex Fund Services

P.O. Box 588

Portland, ME 04112

www.theapexgroup.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

231-SAR-0819

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 16, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 16, 2019